Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 shares	Dec. 31, 2024	Dec. 31, 2023 USD ($) shares
Commitments and Contingencies.
Percentage of appreciation on market value		10.00%
Stock award liability | $			$ 116
Granted			55,000
Stock award unvested			25,000
Stock award vested	25,000
Exchange ratio	4.11795
Shares issued as exchange of awards	102,949